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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2006
                                                -----------------

Check here if Amendment   [ ];  Amendment Number:
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        FBOP CORPORATION
Address:     11 W. MADISON STREET
             OAK PARK, ILLINOIS 60302



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     MICHAEL F. DUNNING
Title:    EXECUTIVE VICE PRESIDENT, CHIEF FINANCIAL OFFICER
Phone:    708-445-3173

Signature, Place, and Date of Signing: (MICHAEL F. DUNNING), OAK PARK, IL, MAY 23, 2007




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


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                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   27

Form 13F Information Table Value Total:   $ 123,864  (in thousands)




List of Other Included Managers:

   (1) COTTONWOOD HOLDINGS, INC.

   (2) RIVER CAPITAL ADVISORS, INC.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.



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                           FORM 13F INFORMATION TABLE


                               TITLE OF                VALUE      SHARES/    SH /   PUT /  INVSTMT   OTHER    ---VOTING AUTHORITY---
        NAME OF ISSUER           CLASS      CUSIP     (X$1000)    PRN AMT     PRN   CALL   DSCRETN  MANAGERS  SOLE    SHARED   NONE
----------------------------  ----------  ---------   --------   ---------   -----  -----  -------  --------  ----    ------   -----
Bank Marin Corte Madera CA       COM      063431100       301        8341     SH           DEFINED      1       8341
Bankfinancial Corp               COM      06643P104       853       47906     SH           DEFINED      1      47906
Banner Corp                      COM      06652V109      1895       42741     SH           DEFINED      1      42741
Banner Corp                      COM      06652V109      6714      151421     SH            SOLE              151421
Cascade Financial Corp           COM      147272108      2829      165527     SH            SOLE              165527
Cascade Financial Corp           COM      147272108      5008      293056     SH           DEFINED      1     293056
CFS Bancorp Inc                  COM      12525D102      8222      561250     SH            SOLE              561250
Doral Financial                  COM      25811P100     14350     5000000     SH           DEFINED      1    5000000
EPIC Bancorp                     COM      294250105      1121       77327     SH           DEFINED      1      77327
First Republic Bank              COM      336158100      7639      195473     SH            SOLE              195473
Ford Motor Co                    COM      345370860      1079      143678     SH           DEFINED      2     143678
MB Financial Inc                 COM      55264U108      2152       57209     SH            SOLE               57209
Midwest Banc Holdings Inc        COM      598251106       794       33451     SH            SOLE               33451
Midwest Banc Holdings Inc        COM      598251106      2763      116329     SH           DEFINED      1     116329
North Bay Bancorp                COM      657477105       211        7445     SH           DEFINED      1       7445
Old Second Bancorp Inc ILL       COM      680277100       953       32532     SH            SOLE               32532
PFF Bancorp Inc                  COM      69331W104     40377     1170000     SH           DEFINED      1    1170000
Provident Bankshares Corp        COM      743859100       290        8143     SH            SOLE                8143
Provident Financial Hldgs Inc    COM      743868101     10039      330000     SH           DEFINED      1     330000
R & G Financial Corp             COM      749136107      4001      522950     SH           DEFINED      1     522950
Rainier Pacific Financial        COM      75087U101      6147      309978     SH           DEFINED      1     309978
Riverview Bancorp Inc            COM      769397100       143        9435     SH           DEFINED      1       9435
Southwest Bancorp Inc OKLA       COM      844767103       418       15000     SH            SOLE               15000
Terra Inds Inc                   COM      880915103      2821      235454     SH           DEFINED      2     235454
Thornburg Mortgage Inc           COM      885218107       729       29000     SH            SOLE               29000
Triad Hospital Inc               COM      89579K109      1255       30000     SH           DEFINED      2      30000
Tyco Intl Ltd                    COM      902124106       760       25000     SH           DEFINED      2      25000

                                                       123864